Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation Committee has for several years granted annual equity awards to our executive officers and directors at the start of the new fiscal year.
The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
No stock options were issued to executive officers in fiscal year 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false